Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities: 28.64%
FHLMC (1 Month LIBOR +0.35%) ±	0.45%	12-15-2048	$717,056	$ 716,554
FHLMC	1.75	5-15-2043	2,278,607	2,363,233
FHLMC	2.00	12-1-2050	5,776,296	5,890,828
FHLMC	2.50	1-1-2036	15,917,910	16,835,598
FHLMC (12 Month LIBOR +1.64%) ±	2.82	5-1-2049	3,166,814	3,265,159
FHLMC	3.00	10-15-2047	6,911,153	7,167,352
FHLMC	3.00	5-15-2050	4,830,177	5,176,851
FHLMC	3.50	4-1-2049	3,427,478	3,736,152
FHLMC	4.00	1-1-2035	122,012	133,426
FHLMC	4.00	1-1-2036	230,212	252,274
FHLMC	4.00	10-1-2036	1,379,362	1,511,288
FHLMC	4.00	3-1-2037	184,284	202,805
FHLMC	4.00	3-1-2037	227,205	251,281
FHLMC	4.00	3-1-2037	255,754	277,907
FHLMC	4.00	4-1-2037	1,838,648	2,021,264
FHLMC	4.00	4-1-2037	1,552,054	1,710,326
FHLMC	4.00	8-1-2038	8,218,159	8,851,788
FHLMC	4.00	11-1-2048	8,104,303	8,927,380
FHLMC	4.00	7-1-2049	11,007,403	12,295,008
FHLMC	4.50	6-1-2039	199,877	223,822
FHLMC	4.50	7-1-2039	257,918	295,578
FHLMC	4.50	11-1-2048	4,877,546	5,421,662
FHLMC	4.50	8-1-2049	7,797,237	8,627,625
FHLMC	5.00	5-1-2048	5,824,688	6,499,216
FHLMC	5.00	3-1-2049	10,811,990	12,109,253
FHLMC Series 1897 Class K	7.00	9-15-2026	220	243
FHLMC Series 264 Class 30	3.00	7-15-2042	8,094,480	8,493,744
FHLMC Series 4426 Class QC	1.75	7-15-2037	4,130,953	4,240,521
FHLMC Series 4705 Class A	4.50	9-15-2042	869,768	880,966
FHLMC Series 4763 Class CA	3.00	9-15-2038	1,115,881	1,193,016
FHLMC Series 4767 Class KA	3.00	3-15-2048	3,064,966	3,278,470
FHLMC Series 5091 Class AB	1.50	3-25-2051	10,541,005	10,570,803
FHLMC Series 5092 Class DT	1.50	11-25-2049	11,178,901	11,271,960
FHLMC Series 5119 Class AB	1.50	8-25-2049	5,520,387	5,579,842
FNMA	1.50	1-25-2043	2,962,003	3,004,919
FNMA	1.50	1-25-2043	9,032,632	9,184,066
FNMA	1.70	8-25-2033	10,853,556	11,216,834
FNMA	1.75	5-25-2043	3,269,751	3,384,802
FNMA	1.75	6-25-2046	20,664,093	20,973,416
FNMA	2.00	5-1-2031	2,846,180	2,947,020
FNMA	2.00	5-1-2031	2,826,841	2,926,995
FNMA	2.00	8-1-2036	26,319,508	27,252,004
FNMA %%	2.00	9-16-2036	111,900,000	115,788,732
FNMA	2.00	6-25-2038	10,862,612	11,320,357
FNMA	2.00	4-1-2051	11,264,385	11,474,624
FNMA	2.00	4-1-2051	24,299,614	24,782,030
FNMA %%	2.00	9-14-2051	31,100,000	31,526,410
FNMA %%	2.00	10-14-2051	16,900,000	17,098,730
FNMA	2.50	2-1-2036	11,413,887	12,114,218
FNMA	2.50	3-1-2036	9,196,705	9,776,247
FNMA	2.50	3-1-2036	14,898,215	15,812,676
FNMA	2.50	4-1-2036	3,285,138	3,492,063
FNMA	2.50	5-1-2036	17,660,348	18,744,126
FNMA	2.50	5-1-2036	10,984,316	11,676,428
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	2.50%	5-1-2036	$11,349,384	$ 12,064,191
FNMA	2.50	11-25-2044	2,048,684	2,140,631
FNMA	2.50	10-1-2050	37,231,577	38,905,135
FNMA %%	2.50	9-14-2051	94,500,000	98,147,109
FNMA %%	2.50	11-10-2051	85,900,000	88,912,169
FNMA (12 Month LIBOR +1.58%) ±	2.69	6-1-2045	2,435,660	2,534,714
FNMA (12 Month LIBOR +1.59%) ±	2.69	1-1-2046	7,768,574	8,101,255
FNMA	3.00	1-1-2043	6,071,794	6,504,931
FNMA	3.00	11-25-2043	2,157,038	2,220,112
FNMA	3.00	5-25-2048	7,568,947	8,011,480
FNMA	3.00	7-25-2049	2,947,410	3,077,682
FNMA	3.00	12-1-2054	25,341,322	27,019,627
FNMA	3.00	7-1-2060	33,124,559	35,522,961
FNMA	3.00	7-1-2060	25,856,213	27,516,548
FNMA	4.00	9-1-2033	2,253,327	2,403,432
FNMA	4.00	12-1-2036	258,421	283,437
FNMA	4.00	10-1-2037	1,534,263	1,679,053
FNMA	4.00	9-1-2045	921,094	1,036,091
FNMA	4.00	1-1-2046	5,844,364	6,572,852
FNMA	4.00	2-1-2047	3,720,337	4,123,799
FNMA	4.00	4-1-2047	634,611	704,574
FNMA	4.00	4-1-2047	541,698	607,688
FNMA	4.00	4-1-2047	397,821	428,553
FNMA	4.00	10-1-2047	610,383	684,427
FNMA	4.00	10-1-2047	587,976	654,134
FNMA	4.00	7-1-2048	19,903,243	21,892,437
FNMA	4.00	9-1-2048	4,130,970	4,547,578
FNMA	4.00	10-1-2048	3,545,463	3,914,819
FNMA	4.00	11-1-2048	3,727,766	4,115,125
FNMA	4.00	12-1-2048	3,109,819	3,485,279
FNMA	4.00	2-1-2049	4,513,152	5,011,533
FNMA	4.00	5-1-2049	375,837	412,275
FNMA	4.00	5-1-2049	2,785,423	3,109,301
FNMA	4.00	12-1-2049	3,165,646	3,514,019
FNMA	4.00	8-1-2059	3,538,594	4,029,506
FNMA	4.50	5-1-2034	1,069,112	1,183,920
FNMA	4.50	6-1-2041	215,566	242,828
FNMA	4.50	3-1-2043	2,702,613	3,041,802
FNMA	4.50	10-1-2045	4,202,555	4,730,339
FNMA	4.50	2-1-2046	93,959	104,927
FNMA	4.50	7-1-2048	5,009,095	5,632,771
FNMA	4.50	8-1-2048	6,829,470	7,574,024
FNMA	4.50	10-1-2048	6,242,158	6,924,282
FNMA	4.50	10-1-2048	9,149,381	10,141,020
FNMA	4.50	11-1-2048	2,184,713	2,473,989
FNMA	4.50	1-1-2049	11,434,593	12,787,274
FNMA	4.50	2-1-2049	6,435,243	7,197,534
FNMA	4.50	6-1-2049	4,807,964	5,363,699
FNMA	4.50	7-1-2049	4,812,184	5,368,421
FNMA	4.50	7-1-2049	8,168,769	9,107,449
FNMA	4.50	8-1-2049	4,835,652	5,424,232
FNMA	4.50	4-1-2050	3,371,725	3,828,071
FNMA	5.00	7-1-2044	266,581	295,540
FNMA	5.00	10-1-2048	80,559	89,999
FNMA	5.00	12-1-2048	3,648,715	4,068,107
See accompanying notes to portfolio of investments

2  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA	5.00%	6-1-2049	$24,772,401	$ 27,576,767
FNMA	5.00	8-1-2049	31,949,370	36,214,049
FNMA	5.00	8-1-2049	16,259,532	18,132,038
FNMA	5.00	11-1-2049	5,089,342	5,600,742
FNMA	5.50	12-1-2048	3,950,309	4,521,416
FNMA	5.50	6-1-2049	10,904,552	12,521,338
FNMA	6.00	4-1-2022	376	421
FNMA	6.00	2-1-2029	1,708	1,918
FNMA	6.00	3-1-2033	22,379	25,927
FNMA	6.00	11-1-2033	7,464	8,853
FNMA	2.50	12-1-2035	16,148,972	17,165,403
FNMA	2.50	6-1-2036	10,383,118	11,029,050
FNMA	2.50	9-1-2050	40,034,286	41,932,208
FNMA Series 2017-13 Class PA	3.00	8-25-2046	3,434,813	3,607,447
FNMA Series 2017-M7 Class A2 ±±	2.96	2-25-2027	1,760,000	1,913,482
FNMA Series 2018-14 Class KC	3.00	3-25-2048	3,639,394	3,890,482
FNMA Series 2018-15 Class AB	3.00	3-25-2048	1,354,571	1,446,919
FNMA Series 2018-8 Class KL	2.50	3-25-2047	3,836,861	4,011,759
FNMA Series 2020 48 Class AB	2.00	7-25-2050	5,857,340	5,983,674
FNMA Series 2020-48 Class DA	2.00	7-25-2050	13,865,352	14,116,211
FNMA Series 2021-27 Class EC	1.50	5-25-2051	15,222,264	15,362,638
FNMA Series 414 Class A35	3.50	10-25-2042	7,370,461	8,032,954
GNMA	2.50	6-20-2051	79,842,028	82,870,287
GNMA	2.50	9-21-2051	26,600,000	27,585,031
GNMA	3.50	1-20-2048	3,787,420	4,105,338
GNMA	3.50	3-20-2049	2,654,340	2,848,191
GNMA	4.00	6-20-2047	27,567,421	29,566,922
GNMA	4.00	3-20-2048	870,289	937,748
GNMA	4.00	4-20-2048	1,444,637	1,551,751
GNMA	4.00	4-20-2048	1,189,570	1,288,661
GNMA	4.00	4-20-2048	1,070,427	1,158,421
GNMA	4.00	5-20-2049	1,468,571	1,567,695
GNMA	4.00	6-20-2049	3,980,396	4,241,893
GNMA	4.00	7-20-2049	3,776,024	4,081,043
GNMA	4.50	8-15-2047	684,767	767,468
GNMA	4.50	6-20-2048	4,826,191	5,175,621
GNMA	4.50	2-20-2049	5,227,176	5,812,275
GNMA	4.50	3-20-2049	363,422	393,880
GNMA	4.50	4-20-2049	598,458	641,952
GNMA	4.50	5-20-2049	1,160,350	1,244,634
GNMA	4.50	5-20-2049	843,633	904,877
GNMA	5.00	12-20-2039	135,807	151,422
GNMA	5.00	11-20-2045	258,953	287,283
GNMA	5.00	3-20-2048	8,390,107	9,124,252
GNMA	5.00	5-20-2048	3,933,725	4,246,777
GNMA	5.00	6-20-2048	14,814,097	15,965,333
GNMA	5.00	7-20-2048	2,659,000	2,869,583
GNMA	5.00	8-20-2048	4,187,845	4,500,799
GNMA	5.00	12-20-2048	4,206,543	4,530,979
GNMA	5.00	1-20-2049	822,803	881,444
GNMA	5.00	1-20-2049	4,083,588	4,447,558
GNMA	5.00	2-20-2049	590,789	650,383
GNMA	5.00	3-20-2049	1,249,771	1,373,522
GNMA	2.50	7-20-2051	33,306,912	34,553,788
GNMA Series 2012-141 Class WA ±±	4.53	11-16-2041	1,088,774	1,217,002
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
GNMA Series 2017-167 Class BQ	2.50%	8-20-2044	$4,097,437	$ 4,247,788
GNMA Series 2018-11 Class PC	2.75	12-20-2047	4,895,591	5,039,087
GNMA Series 2019-132 Class NA	3.50	9-20-2049	4,393,658	4,660,264
GNMA Series 2021-23 Class MG	1.50	2-20-2051	10,819,397	11,001,089
Total Agency securities (Cost $1,552,094,388)				1,573,826,314
Asset-backed securities: 8.42%
AmeriCredit Automobile Receivables Series 2020-2 Class A2	0.60	12-18-2023	3,224,198	3,226,939
Avis Budget Rental Car Funding LLC Series 2017-1A Class A 144A	3.07	9-20-2023	1,620,000	1,657,491
Avis Budget Rental Car Funding LLC Series 2019-3A Class A1 144A	2.36	3-20-2026	3,825,000	3,995,322
Captial One Multi-Asset Execution Trust Series 2021-A2 Class A2	1.39	7-15-2030	14,591,000	14,653,271
College Avenue Student Loan Trust Series 2017-A Class A1 (1 Month LIBOR +1.65%) 144A±	1.73	11-26-2046	2,217,481	2,241,128
College Avenue Student Loan Trust Series 2018-A Class A2 144A	4.13	12-26-2047	1,739,884	1,836,485
College Avenue Student Loan Trust Series 2019- A Class A2 144A	3.28	12-28-2048	2,835,501	2,935,716
College Avenue Student Loan Trust Series 2021-A Class-A2 144A	1.60	7-25-2051	4,095,697	4,106,344
Ford Credit Auto Owner Trust Series 2018-1 Class A 144A	3.19	7-15-2031	3,524,000	3,797,890
Ford Credit Auto Owner Trust Series 2019-1 Class A 144A	3.52	7-15-2030	7,758,000	8,292,958
Ford Credit Auto Owner Trust Series 2021-1 Class A 144A	1.37	10-17-2033	3,849,000	3,898,650
Hertz Vehicle Financing LLC Series 2021-1A Class A 144A	1.21	12-26-2025	2,974,000	2,990,306
Hertz Vehicle Financing LLC Series 2021-2A Class A 144A	1.68	12-27-2027	8,748,000	8,836,875
Navient Student Loan Trust Series 2014-AA Class A3 (1 Month LIBOR +1.60%) 144A±	1.70	10-15-2031	2,622,000	2,663,682
Navient Student Loan Trust Series 2016-AA Class A2B (1 Month LIBOR +2.15%) 144A±	2.25	12-15-2045	1,589,407	1,633,754
Navient Student Loan Trust Series 2018-CA Class A2 144A	3.52	6-16-2042	736,781	751,956
Navient Student Loan Trust Series 2018-DA Class A2A 144A	4.00	12-15-2059	4,566,149	4,806,327
Navient Student Loan Trust Series 2019 -D Class A2A 144A	3.01	12-15-2059	8,790,408	9,200,023
Navient Student Loan Trust Series 2019-A Class A2A 144A	3.42	1-15-2043	6,385,570	6,540,710
Navient Student Loan Trust Series 2019-BA Class A2A 144A	3.39	12-15-2059	7,191,230	7,550,999
Navient Student Loan Trust Series 2019-CA Class A2 144A	3.13	2-15-2068	5,131,594	5,244,466
Navient Student Loan Trust Series 2019-FA Class A2 144A	2.60	8-15-2068	5,860,618	5,990,844
Navient Student Loan Trust Series 2019-GA Class A 144A	2.40	10-15-2068	2,939,489	3,000,877
Navient Student Loan Trust Series 2020-A Class A2A 144A	2.46	11-15-2068	7,508,000	7,740,071
See accompanying notes to portfolio of investments

4  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Navient Student Loan Trust Series 2020-BA ClassA2 144A	2.12%	1-15-2069	$3,790,967	$ 3,846,865
Navient Student Loan Trust Series 2020-DA Class A 144A	1.69	5-15-2069	2,607,291	2,635,455
Navient Student Loan Trust Series 2020-EA Class A 144A	1.69	5-15-2069	1,089,268	1,106,521
Navient Student Loan Trust Series 2020-GA Class A 144A	1.17	9-16-2069	6,542,068	6,587,416
Navient Student Loan Trust Series 2020-HA Class A 144A	1.31	1-15-2069	3,496,624	3,524,236
Navient Student Loan Trust Series 2020-IA Class A1A 144A	1.33	4-15-2069	14,190,699	14,185,691
Navient Student Loan Trust Series 2021 Class A 144A	0.97	12-16-2069	13,504,000	13,512,144
Navient Student Loan Trust Series 2021-A Class A 144A	0.84	5-15-2069	1,541,875	1,540,415
Navient Student Loan Trust Series 2021-BA Class A 144A	0.94	7-15-2069	7,260,669	7,267,586
Navient Student Loan Trust Series 2021-CA Class A 144A	1.06	10-15-2069	12,502,378	12,536,682
Nelnet Student Loan Trust Series 2004-4 Class A5 (3 Month LIBOR +0.16%) ±	0.29	1-25-2037	4,230,173	4,183,150
Nelnet Student Loan Trust Series 2004-5 Class A5 (3 Month LIBOR +0.18%) ±	0.31	10-27-2036	2,062,746	2,034,375
Nelnet Student Loan Trust Series 2005-1 Class A5 (3 Month LIBOR +0.11%) ±	0.24	10-25-2033	16,810,265	16,567,474
Nelnet Student Loan Trust Series 2005-2 Class A5 (3 Month LIBOR +0.10%) ±	0.23	3-23-2037	16,454,097	16,210,018
Nelnet Student Loan Trust Series 2005-3 Class A5 (3 Month LIBOR +0.12%) ±	0.25	12-24-2035	12,389,455	12,217,615
Nelnet Student Loan Trust Series 2005-4 Class A4 (3 Month LIBOR +0.18%) ±	0.31	3-22-2032	3,030,985	2,939,358
Santander Drive Auto Receivables Trust Series 2020-1 Class A3	2.03	2-15-2024	1,479,260	1,483,204
Santander Drive Auto Receivables Trust Series 2020-3 Class A3	0.52	7-15-2024	3,198,000	3,200,499
Santander Drive Auto Receivables Trust Series 2020-4 Class A3	0.48	7-15-2024	2,889,000	2,891,896
Santander Drive Auto Receivables Trust Series 2021-B Class A3 144A	0.51	8-20-2024	2,713,000	2,716,499
Santander Revolving Auto Loan Trust Series 2019-A Class A 144A	2.51	1-26-2032	3,042,000	3,206,485
SLM Student Loan Trust Series 2003-1 Class A5C (3 Month LIBOR +0.75%) 144A±	0.87	12-15-2032	2,935,667	2,734,147
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%) 144A±	0.79	12-17-2068	8,967,000	8,983,837
SLM Student Loan Trust Series 2007-2 Class A4 (3 Month LIBOR +0.06%) ±	0.19	7-25-2022	15,171,917	14,879,469
SLM Student Loan Trust Series 2007-3 Class A4 (3 Month LIBOR +0.06%) ±	0.19	1-25-2022	3,865,917	3,769,880
SLM Student Loan Trust Series 2010-1 Class A (1 Month LIBOR +0.40%) ±	0.48	3-25-2025	1,369,243	1,347,051
SLM Student Loan Trust Series 2012-1 Class A3 (1 Month LIBOR +0.95%) ±	1.03	9-25-2028	10,111,962	10,011,026
SLM Student Loan Trust Series 2012-2 Class A (1 Month LIBOR +0.70%) ±	0.78	1-25-2029	8,545,423	8,396,636
SLM Student Loan Trust Series 2012-6 Class A3 (1 Month LIBOR +0.75%) ±	0.83	5-26-2026	2,267,670	2,244,693
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  5

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SMB Private Education Loan Trust Series 2015-B Class A2A 144A	2.98%	7-15-2027	$143,223	$ 144,476
SMB Private Education Loan Trust Series 2016-A Class A2A 144A	2.70	5-15-2031	4,759,879	4,878,596
SMB Private Education Loan Trust Series 2016-B Class A2A 144A	2.43	2-17-2032	2,338,913	2,395,687
SMB Private Education Loan Trust Series 2016-B Class A2B (1 Month LIBOR +1.45%) 144A±	1.55	2-17-2032	1,823,275	1,847,730
SMB Private Education Loan Trust Series 2016-C Class A2B (1 Month LIBOR +1.10%) 144A±	1.19	9-15-2034	2,082,089	2,093,514
SMB Private Education Loan Trust Series 2018-C Class A2A 144A	3.63	11-15-2035	2,964,876	3,118,748
SMB Private Education Loan Trust Series 2019-A Class A2A 144A	3.44	7-15-2036	11,034,442	11,558,206
SMB Private Education Loan Trust Series 2020-BA Class A1A 144A	1.29	7-15-2053	8,967,155	9,000,022
SMB Private Education Loan Trust Series 2020-PTA Class A2A 144A	1.60	9-15-2054	10,058,000	10,199,235
SMB Private Education Loan Trust Series 2020-PTB Class A2A 144A	1.60	9-15-2054	25,859,600	26,172,279
SMB Private Education Loan Trust Series 2021-A Class APT1 144A	1.07	1-15-2053	21,082,330	20,916,705
SMB Private Education Loan Trust Series 2021-B Class A 144A	1.31	7-17-2051	8,777,345	8,801,239
SMB Private Education Loan Trust Series 2021-C Class A1 (1 Month LIBOR +0.40%) 144A±	0.49	1-15-2053	3,771,584	3,772,240
SMB Private Education Loan Trust Series 2021-D Class A1A 144A	1.34	3-17-2053	13,120,000	13,144,700
SMB Private Education Loan Trust Series 2053 Class 1 (1 Month LIBOR +0.80%) 144A±	0.89	1-15-2053	6,986,000	7,004,889
SoFi Professional Loan Program LLC Series 2016-A Class A2 144A	2.76	12-26-2036	971,907	980,462
SoFi Professional Loan Program LLC Series 2016-E Class A1 (1 Month LIBOR +0.85%) 144A±	0.93	7-25-2039	225,845	226,192
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%) 144A±	0.78	3-26-2040	278,398	278,775
SoFi Professional Loan Program LLC Series 2017-D Class A2 144A	2.65	9-25-2040	246,424	251,643
SoFi Professional Loan Program LLC Series 2017-E Class A1 (1 Month LIBOR +0.50%) 144A±	0.58	11-26-2040	144,548	144,621
SoFi Professional Loan Program LLC Series 2017-E Class A2B 144A	2.72	11-26-2040	1,004,008	1,019,791
SoFi Professional Loan Program LLC Series 2018-A Class A2B 144A	2.95	2-25-2042	1,714,610	1,746,167
SoFi Professional Loan Program LLC Series 2018-B Class A2FX 144A	3.34	8-25-2047	3,929,552	4,032,042
SoFi Professional Loan Program LLC Series 2020-C Class AFX 144A	1.95	2-15-2046	3,152,658	3,207,361
SoFi Professional Loan Program LLC Series 2021-A Class AFX 144A	1.03	8-17-2043	3,112,887	3,116,962
Tesla Auto Lease Trust Series 2021-A Class A3 144A	0.56	3-20-2025	2,130,000	2,134,331
Toyota Auto Loan Extneded Note Series 2020-1A Class A 144A	1.35	5-25-2033	3,760,000	3,836,085
See accompanying notes to portfolio of investments

6  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Toyota Auto Loan Extneded Note Series 2021-1A Class A 144A	1.07%	2-27-2034	$9,947,000	$ 9,989,297
Triton Container Finance LLC Series 2020-1A Class A 144A	2.11	9-20-2045	2,319,040	2,346,293
Total Asset-backed securities (Cost $458,568,610)				462,711,695
Corporate bonds and notes: 25.00%
Communication services: 2.33%
Diversified telecommunication services: 1.63%
AT&T Incorporated	2.25	2-1-2032	3,933,000	3,908,359
AT&T Incorporated	3.10	2-1-2043	858,000	849,956
AT&T Incorporated	3.50	6-1-2041	1,811,000	1,908,235
AT&T Incorporated 144A	3.50	9-15-2053	7,269,000	7,466,754
AT&T Incorporated 144A	3.55	9-15-2055	1,776,000	1,817,289
AT&T Incorporated 144A	3.80	12-1-2057	3,249,000	3,455,609
AT&T Incorporated	3.85	6-1-2060	2,625,000	2,799,372
T-Mobile USA Incorporated	2.25	2-15-2026	3,925,000	4,008,406
T-Mobile USA Incorporated 144A	2.25	2-15-2026	19,736,000	20,155,390
T-Mobile USA Incorporated	2.88	2-15-2031	2,980,000	3,061,950
T-Mobile USA Incorporated 144A	3.38	4-15-2029	9,383,000	9,913,702
T-Mobile USA Incorporated 144A	3.50	4-15-2031	7,512,000	7,998,402
Verizon Communications Incorporated	2.55	3-21-2031	1,620,000	1,673,367
Verizon Communications Incorporated	2.65	11-20-2040	7,122,000	6,910,031
Verizon Communications Incorporated	2.88	11-20-2050	1,369,000	1,318,852
Verizon Communications Incorporated	3.40	3-22-2041	3,422,000	3,666,295
Verizon Communications Incorporated	3.55	3-22-2051	3,977,000	4,321,011
Verizon Communications Incorporated	3.70	3-22-2061	2,487,000	2,734,486
Verizon Communications Incorporated	4.33	9-21-2028	1,178,000	1,375,532
				89,342,998
Entertainment: 0.13%
NETFLIX Incorporated 144A	3.63	6-15-2025	3,024,000	3,243,240
NETFLIX Incorporated	5.88	11-15-2028	3,249,000	4,028,760
				7,272,000
Media: 0.57%
Charter Communications Operating LLC	3.50	6-1-2041	3,694,000	3,734,495
Charter Communications Operating LLC	3.90	6-1-2052	3,576,000	3,691,650
Charter Communications Operating LLC	4.40	12-1-2061	2,604,000	2,853,225
Charter Communications Operating LLC	4.46	7-23-2022	1,620,000	1,666,832
Charter Communications Operating LLC	4.80	3-1-2050	3,327,000	3,885,672
Comcast Corporation	1.50	2-15-2031	4,401,000	4,219,537
Comcast Corporation	3.75	4-1-2040	3,422,000	3,929,235
Discovery Communications LLC	4.00	9-15-2055	2,097,000	2,244,990
Discovery Communications LLC	4.65	5-15-2050	552,000	654,940
ViacomCBS Incorporated	4.20	5-19-2032	182,000	210,089
ViacomCBS Incorporated	4.60	1-15-2045	345,000	415,768
ViacomCBS Incorporated	4.95	1-15-2031	944,000	1,141,006
ViacomCBS Incorporated	4.95	5-19-2050	1,646,000	2,092,035
ViacomCBS Incorporated	5.85	9-1-2043	649,000	896,305
				31,635,779
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  7

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer discretionary: 1.63%
Automobiles: 0.17%
Ford Motor Company	3.63%	6-17-2031	$7,391,000	$ 7,612,730
Ford Motor Company	4.75	1-15-2043	1,386,000	1,495,148
				9,107,878
Diversified consumer services: 0.19%
Sodexo Incorporated 144A	1.63	4-16-2026	4,830,000	4,895,751
Yale University	0.87	4-15-2025	3,032,000	3,056,246
Yale University	1.48	4-15-2030	2,599,000	2,577,265
				10,529,262
Hotels, restaurants & leisure: 0.37%
GLP Capital LP	5.30	1-15-2029	1,715,000	2,013,787
Marriott International Incorporated	2.85	4-15-2031	7,624,000	7,777,790
Marriott International Incorporated	5.75	5-1-2025	1,704,000	1,957,606
Starbucks Corporation	1.30	5-7-2022	2,157,000	2,171,096
Starbucks Corporation	3.35	3-12-2050	2,651,000	2,835,767
Starbucks Corporation	3.50	11-15-2050	3,372,000	3,695,924
				20,451,970
Internet & direct marketing retail: 0.59%
Amazon.com Incorporated	1.00	5-12-2026	11,575,000	11,637,220
Amazon.com Incorporated	1.65	5-12-2028	5,216,000	5,311,971
Amazon.com Incorporated	2.10	5-12-2031	8,144,000	8,350,288
Amazon.com Incorporated	2.70	6-3-2060	788,000	766,803
Amazon.com Incorporated	3.10	5-12-2051	4,115,000	4,433,230
Amazon.com Incorporated	3.25	5-12-2061	1,759,000	1,920,405
				32,419,917
Specialty retail: 0.31%
Advance Auto Parts Company	3.90	4-15-2030	4,276,000	4,759,585
Autonation Incorporated	1.95	8-1-2028	2,530,000	2,515,290
Autonation Incorporated	2.40	8-1-2031	3,544,000	3,501,749
Home Depot Incorporated	2.38	3-15-2051	1,881,000	1,761,807
Home Depot Incorporated	3.13	12-15-2049	3,296,000	3,534,302
Home Depot Incorporated	3.30	4-15-2040	702,000	778,117
				16,850,850
Consumer staples: 1.08%
Beverages: 0.53%
Anheuser-Busch InBev Worldwide Incorporated	3.75	7-15-2042	1,551,000	1,706,882
Anheuser-Busch InBev Worldwide Incorporated	4.38	4-15-2038	5,042,000	6,016,911
Anheuser-Busch InBev Worldwide Incorporated	4.60	4-15-2048	2,530,000	3,111,168
Anheuser-Busch InBev Worldwide Incorporated	4.70	2-1-2036	4,800,000	5,917,405
Anheuser-Busch InBev Worldwide Incorporated	4.90	2-1-2046	4,306,000	5,494,195
Molson Coors Beverage Company	4.20	7-15-2046	5,891,000	6,656,482
				28,903,043
Food & staples retailing: 0.03%
Walmart Incorporated	3.05	7-8-2026	1,594,000	1,745,452
See accompanying notes to portfolio of investments

8  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Personal products: 0.09%
Estee Lauder Incorporated	1.95%	3-15-2031	$5,103,000	$ 5,173,207
Tobacco: 0.43%
Altria Group Incorporated	2.35	5-6-2025	736,000	767,711
Altria Group Incorporated	2.45	2-4-2032	2,001,000	1,955,719
Altria Group Incorporated	3.40	2-4-2041	5,484,000	5,271,694
Altria Group Incorporated	3.70	2-4-2051	1,802,000	1,749,533
Altria Group Incorporated	3.88	9-16-2046	3,518,000	3,552,289
Altria Group Incorporated	4.00	2-4-2061	481,000	472,207
BAT Capital Corporation	2.26	3-25-2028	910,000	914,389
BAT Capital Corporation	2.73	3-25-2031	7,932,000	7,905,537
BAT Capital Corporation	4.91	4-2-2030	927,000	1,075,075
				23,664,154
Energy: 0.78%
Energy equipment & services: 0.06%
Duke Energy Carolinas LLC	2.55	4-15-2031	1,715,000	1,799,345
NSTAR Electric Company	3.10	6-1-2051	1,560,000	1,678,207
				3,477,552
Oil, gas & consumable fuels: 0.72%
BP Capital Markets America Incorporated	3.38	2-8-2061	3,968,000	4,129,554
Devon Energy Corporation	4.75	5-15-2042	916,000	1,052,032
Devon Energy Corporation	5.00	6-15-2045	3,136,000	3,710,824
Devon Energy Corporation 144A	5.25	9-15-2024	1,280,000	1,420,570
Devon Energy Corporation	5.60	7-15-2041	443,000	553,891
Diamondback Energy Incorporated	4.40	3-24-2051	1,445,000	1,655,869
Enable Midstream Partners	3.90	5-15-2024	491,000	522,030
Enable Midstream Partners	4.15	9-15-2029	1,993,000	2,182,884
Enable Midstream Partners	4.40	3-15-2027	3,362,000	3,739,693
Enable Midstream Partners	4.95	5-15-2028	5,701,000	6,486,397
Energy Transfer Operating Partners LP	5.15	3-15-2045	866,000	1,005,113
Energy Transfer Operating Partners LP	5.30	4-15-2047	529,000	625,701
Energy Transfer Operating Partners LP	6.00	6-15-2048	693,000	885,439
Energy Transfer Operating Partners LP	6.05	6-1-2041	788,000	990,905
Energy Transfer Operating Partners LP	6.10	2-15-2042	884,000	1,106,960
Energy Transfer Operating Partners LP	6.13	12-15-2045	1,516,000	1,949,323
Marathon Oil Corporation	5.20	6-1-2045	1,092,000	1,320,406
Phillips 66 Company	3.90	3-15-2028	128,000	143,771
Pioneer Natural Resource	1.90	8-15-2030	4,549,000	4,390,091
Sunoco Logistics Partner LP	5.35	5-15-2045	1,300,000	1,542,508
				39,413,961
Financials: 8.30%
Banks: 3.54%
Bank of America Corporation (U.S. SOFR +0.69%) ±	0.98	4-22-2025	9,210,000	9,261,998
Bank of America Corporation (U.S. SOFR +1.01%) ±	1.20	10-24-2026	12,953,000	12,898,859
Bank of America Corporation (U.S. SOFR +1.15%) ±	1.32	6-19-2026	7,659,000	7,684,479
Bank of America Corporation (U.S. SOFR +0.91%) ±	1.66	3-11-2027	17,120,000	17,308,012
Bank of America Corporation (U.S. SOFR +0.96%) ±	1.73	7-22-2027	18,524,000	18,771,204
Bank of America Corporation (U.S. SOFR +1.53%) ±	1.90	7-23-2031	3,370,000	3,300,828
Bank of America Corporation (U.S. SOFR +1.37%) ±	1.92	10-24-2031	2,842,000	2,784,059
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  9

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Bank of America Corporation (3 Month LIBOR +0.64%) ±	2.02%	2-13-2026	$866,000	$ 891,859
Bank of America Corporation (3 Month LIBOR +0.87%) ±	2.46	10-22-2025	4,705,000	4,925,481
Bank of America Corporation (3 Month LIBOR +0.99%) ±	2.50	2-13-2031	4,774,000	4,909,016
Bank of America Corporation (U.S. SOFR +2.15%) ±	2.59	4-29-2031	5,484,000	5,677,182
Bank of America Corporation (U.S. SOFR +1.32%) ±	2.69	4-22-2032	16,747,000	17,404,508
Bank of America Corporation (3 Month LIBOR +0.79%) ±	3.00	12-20-2023	6,749,000	6,968,343
Bank of America Corporation (U.S. SOFR +1.58%) ±	3.31	4-22-2042	3,665,000	3,951,646
Bank of America Corporation (U.S. SOFR +1.65%) ±	3.48	3-13-2052	1,681,000	1,864,460
Bank of America Corporation	3.50	4-19-2026	866,000	953,499
Bank of America Corporation (3 Month LIBOR +1.06%) ±	3.56	4-23-2027	4,193,000	4,599,534
Deutsche Bank (U.S. SOFR +2.76%) ±	3.73	1-14-2032	2,105,000	2,171,131
Deutsche Bank	0.90	5-28-2024	4,365,000	4,366,727
Deutsche Bank (U.S. SOFR +1.72%) ±	3.04	5-28-2032	2,770,000	2,857,498
JPMorgan Chase & Company (U.S. SOFR +0.54%) ±	0.82	6-1-2025	7,789,000	7,802,394
JPMorgan Chase & Company (U.S. SOFR +0.70%) ±	1.04	2-4-2027	16,999,000	16,785,004
JPMorgan Chase & Company (U.S. SOFR +0.80%) ±	1.05	11-19-2026	9,478,000	9,394,641
JPMorgan Chase & Company (U.S. SOFR +1.02%) ±	2.07	6-1-2029	8,473,000	8,591,714
JPMorgan Chase & Company (U.S. SOFR +1.85%) ±	2.08	4-22-2026	7,434,000	7,677,181
JPMorgan Chase & Company (U.S. SOFR +1.89%) ±	2.18	6-1-2028	5,207,000	5,369,821
JPMorgan Chase & Company (U.S. SOFR +1.58%) ±	3.33	4-22-2052	5,177,000	5,632,360
				194,803,438
Capital markets: 2.57%
Athene Global Funding 144A	1.99	8-19-2028	5,123,000	5,102,821
Athene Global Funding 144A	2.50	3-24-2028	6,836,000	7,069,585
Credit Suisse Group AG	1.25	8-7-2026	13,040,000	12,972,013
GE Capital Funding LLC	3.45	5-15-2025	1,960,000	2,124,901
GE Capital Funding LLC	4.40	5-15-2030	2,988,000	3,500,283
Goldman Sachs Group Incorporated (U.S. SOFR +0.51%) ±	0.66	9-10-2024	12,658,000	12,649,131
Goldman Sachs Group Incorporated (U.S. SOFR +0.82%) ±	1.54	9-10-2027	8,439,000	8,478,621
Goldman Sachs Group Incorporated (U.S. SOFR +1.25%) ±	2.38	7-21-2032	5,883,000	5,947,544
Morgan Stanley (U.S. SOFR +0.53%) ±	0.79	5-30-2025	17,718,000	17,679,251
Morgan Stanley (U.S. SOFR +0.75%) ±	0.86	10-21-2025	6,125,000	6,124,068
Morgan Stanley (U.S. SOFR +0.72%) ±	0.99	12-10-2026	8,647,000	8,542,205
Morgan Stanley Investment Banking Company (U.S. SOFR +0.51%) ±	0.79	1-22-2025	21,019,000	21,059,031
Morgan Stanley Investment Banking Company (U.S. SOFR +0.86%) ±	1.51	7-20-2027	12,615,000	12,665,148
Morgan Stanley Investment Banking Company (U.S. SOFR +1.18%) ±	2.24	7-21-2032	5,042,000	5,055,311
Oaktree Specialty Lending	2.70	1-15-2027	2,660,000	2,686,682
Owl Rock Capital Corporation	2.88	6-11-2028	1,776,000	1,786,177
Owl Rock Capital Corporation	3.40	7-15-2026	7,373,000	7,715,699
				141,158,471
Consumer finance: 1.33%
Bunge Limited Finance Corporation	1.63	8-17-2025	2,954,000	3,000,674
See accompanying notes to portfolio of investments

10  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer finance (continued)
Bunge Limited Finance Corporation	2.75%	5-14-2031	$10,544,000	$ 10,828,023
Bunge Limited Finance Corporation	3.75	9-25-2027	8,586,000	9,538,782
Ford Motor Credit Company LLC	2.63	1-15-2027	2,530,000	2,529,947
Ford Motor Credit Company LLC	2.70	8-10-2026	6,577,000	6,640,797
Ford Motor Credit Company LLC	3.40	1-15-2026	6,749,000	7,040,963
Ford Motor Credit Company LLC	4.00	11-13-2030	2,630,000	2,774,650
General Motors Financial Company Incorporated	5.40	4-1-2048	983,000	1,245,069
Hyundai Capital America Company 144A	0.80	1-8-2024	5,372,000	5,352,992
Hyundai Capital America Company 144A	1.25	9-18-2023	2,643,000	2,667,006
Hyundai Capital America Company 144A	1.30	1-8-2026	5,276,000	5,219,872
Hyundai Capital America Company 144A	1.80	10-15-2025	4,228,000	4,280,323
Hyundai Capital America Company 144A	2.00	6-15-2028	2,560,000	2,548,820
John Deere Capital Corporation	0.55	7-5-2022	5,198,000	5,213,356
John Deere Capital Corporation	1.20	4-6-2023	4,003,000	4,060,027
				72,941,301
Diversified financial services: 0.37%
Andrew W. Mellon Foundation	0.95	8-1-2027	2,071,000	2,043,656
Assured Guaranty US Holdings Incorporated	3.15	6-15-2031	2,625,000	2,773,496
Assured Guaranty US Holdings Incorporated	3.60	9-15-2051	1,707,000	1,763,317
DAE Funding LLC 144A	1.55	8-1-2024	8,363,000	8,346,274
The Blackstone Group 144A	1.63	8-5-2028	2,551,000	2,524,523
The Blackstone Group 144A	2.85	8-5-2051	3,060,000	3,029,564
				20,480,830
Insurance: 0.49%
Alleghany Corporation	3.25	8-15-2051	2,562,000	2,620,445
American International Group Incorporated	3.40	6-30-2030	3,821,000	4,202,390
American International Group Incorporated	4.38	6-30-2050	2,261,000	2,832,994
Brighthouse Financial Incorporated	4.70	6-22-2047	2,599,000	2,946,091
Pricoa Global Funding 1 Company 144A	1.20	9-1-2026	7,746,000	7,741,592
SBL Holdings Incorporated 144A	5.00	2-18-2031	5,883,000	6,327,538
				26,671,050
Health care: 2.50%
Biotechnology: 0.73%
AbbVie Incorporated	2.30	11-21-2022	5,294,000	5,414,390
AbbVie Incorporated	3.20	11-21-2029	854,000	933,440
AbbVie Incorporated	3.75	11-14-2023	491,000	523,985
AbbVie Incorporated	4.05	11-21-2039	1,967,000	2,311,158
AbbVie Incorporated	4.25	11-21-2049	1,670,000	2,025,856
AbbVie Incorporated	4.30	5-14-2036	1,230,000	1,466,880
AbbVie Incorporated	4.40	11-6-2042	445,000	541,323
AbbVie Incorporated	4.45	5-14-2046	1,248,000	1,528,174
Amgen Incorporated	1.65	8-15-2028	6,829,000	6,809,796
Amgen Incorporated	3.00	1-15-2052	1,195,000	1,196,134
Biogen Incorporated	3.15	5-1-2050	1,728,000	1,707,651
Gilead Sciences Incorporated	2.60	10-1-2040	2,937,000	2,863,275
Gilead Sciences Incorporated	2.80	10-1-2050	3,786,000	3,677,971
Gilead Sciences Incorporated	4.00	9-1-2036	1,516,000	1,774,759
Regeneron Pharmaceutical Incorporated	1.75	9-15-2030	5,632,000	5,417,505
Regeneron Pharmaceutical Incorporated	2.80	9-15-2050	2,097,000	1,984,502
				40,176,799
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  11

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health care providers & services: 1.01%
Aetna Incorporated	3.88%	8-15-2047	$1,343,000	$ 1,524,365
Centene Corporation	2.45	7-15-2028	7,139,000	7,242,248
CVS Health Corporation	2.70	8-21-2040	2,677,000	2,628,755
CVS Health Corporation	3.00	8-15-2026	1,828,000	1,973,411
CVS Health Corporation	3.70	3-9-2023	645,000	675,084
CVS Health Corporation	4.30	3-25-2028	1,322,000	1,522,140
CVS Health Corporation	4.78	3-25-2038	2,668,000	3,320,270
CVS Health Corporation	5.05	3-25-2048	3,214,000	4,254,264
HCA Incorporated	5.38	2-1-2025	10,887,000	12,261,484
HCA Incorporated	5.88	2-1-2029	1,179,000	1,429,538
Humana Incorporated	1.35	2-3-2027	5,866,000	5,844,455
UnitedHealth Group Incorporated	2.30	5-15-2031	4,471,000	4,629,952
UnitedHealth Group Incorporated	2.75	5-15-2040	1,300,000	1,336,235
UnitedHealth Group Incorporated	2.90	5-15-2050	1,282,000	1,327,014
UnitedHealth Group Incorporated	3.05	5-15-2041	884,000	937,707
UnitedHealth Group Incorporated	3.25	5-15-2051	4,248,000	4,653,864
				55,560,786
Life sciences tools & services: 0.29%
Thermo Fisher Scientific Incorporated	1.75	10-15-2028	5,797,000	5,849,487
Thermo Fisher Scientific Incorporated	2.00	10-15-2031	5,464,000	5,455,348
Thermo Fisher Scientific Incorporated	2.80	10-15-2041	1,354,000	1,383,588
Thermo Fisher Scientific Incorporated	4.50	3-25-2030	2,408,000	2,873,508
				15,561,931
Pharmaceuticals: 0.47%
Astrazeneca Finance LLC	1.20	5-28-2026	3,474,000	3,492,367
Astrazeneca Finance LLC	1.75	5-28-2028	5,987,000	6,080,908
Bristol-Myers Squibb Company	2.55	11-13-2050	5,259,000	5,112,050
Pfizer Incorporated	2.55	5-28-2040	5,900,000	6,007,672
Pfizer Incorporated	2.70	5-28-2050	1,204,000	1,220,052
Pfizer Incorporated	2.80	3-11-2022	1,629,000	1,651,527
Royalty Pharma Company	3.35	9-2-2051	2,361,000	2,290,973
				25,855,549
Industrials: 1.44%
Aerospace & defense: 0.71%
Howmet Aerospace Incorporated %%	3.00	1-15-2029	5,012,000	5,112,240
Northrop Grumman Corporation	3.25	8-1-2023	4,956,000	5,220,069
Northrop Grumman Corporation	3.25	1-15-2028	3,058,000	3,342,099
The Boeing Company	2.20	2-4-2026	6,429,000	6,453,186
The Boeing Company	3.25	2-1-2028	3,639,000	3,903,387
The Boeing Company	3.25	2-1-2035	2,079,000	2,126,547
The Boeing Company	3.63	2-1-2031	3,656,000	3,965,019
The Boeing Company	3.75	2-1-2050	3,717,000	3,847,685
The Boeing Company	5.15	5-1-2030	1,698,000	2,009,012
The Boeing Company	5.71	5-1-2040	1,031,000	1,335,206
The Boeing Company	5.81	5-1-2050	1,139,000	1,546,996
				38,861,446
See accompanying notes to portfolio of investments

12  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Air freight & logistics: 0.10%
GXO Logistics Incorporated 144A	1.65%	7-15-2026	$4,613,000	$ 4,618,674
GXO Logistics Incorporated 144A	2.65	7-15-2031	737,000	747,893
				5,366,567
Airlines: 0.34%
Delta Air Lines Incorporated 144A	4.50	10-20-2025	6,888,000	7,387,380
Delta Air Lines Incorporated 144A	4.75	10-20-2028	9,998,000	11,147,736
				18,535,116
Electrical equipment: 0.04%
Rockwell Automation Company	0.35	8-15-2023	2,548,000	2,548,583
Road & rail: 0.20%
Union Pacific Corporation	2.15	2-5-2027	2,686,000	2,798,128
Union Pacific Corporation	2.40	2-5-2030	3,327,000	3,449,067
Union Pacific Corporation	2.95	3-1-2022	3,015,000	3,055,698
Union Pacific Corporation	3.15	3-1-2024	1,438,000	1,529,628
				10,832,521
Transportation infrastructure: 0.05%
Crowley Conro LLC	4.18	8-15-2043	2,551,075	3,018,264
Information technology: 2.62%
Electronic equipment, instruments & components: 0.11%
Dell International LLC	4.90	10-1-2026	866,000	1,002,159
Dell International LLC	6.10	7-15-2027	1,724,000	2,126,102
Dell International LLC	8.35	7-15-2046	1,819,000	2,985,279
				6,113,540
Semiconductors & semiconductor equipment: 0.85%
Broadcom Incorporated 144A	2.45	2-15-2031	2,963,000	2,936,379
Broadcom Incorporated	3.15	11-15-2025	2,218,000	2,375,152
Broadcom Incorporated 144A	3.42	4-15-2033	9,080,000	9,634,858
Broadcom Incorporated 144A	3.47	4-15-2034	4,375,000	4,631,844
Broadcom Incorporated	3.88	1-15-2027	1,282,000	1,414,700
Broadcom Incorporated	4.15	11-15-2030	3,015,000	3,391,177
Intel Corporation	1.60	8-12-2028	4,271,000	4,296,331
Intel Corporation	2.00	8-12-2031	6,660,000	6,699,112
Intel Corporation	2.80	8-12-2041	2,732,000	2,770,885
Intel Corporation	3.05	8-12-2051	3,436,000	3,542,283
Intel Corporation	3.20	8-12-2061	2,391,000	2,478,326
KLA Corporation	3.30	3-1-2050	2,305,000	2,518,561
				46,689,608
Software: 0.97%
Microsoft Corporation	2.92	3-17-2052	1,715,000	1,844,239
Oracle Corporation	2.30	3-25-2028	1,845,000	1,906,449
Oracle Corporation	2.80	4-1-2027	5,181,000	5,527,405
Oracle Corporation	2.88	3-25-2031	1,265,000	1,332,375
Oracle Corporation	3.65	3-25-2041	3,483,000	3,722,155
Oracle Corporation	3.95	3-25-2051	2,435,000	2,689,202
Oracle Corporation	4.10	3-25-2061	693,000	785,462
Salesforce Software Company	0.63	7-15-2024	3,370,000	3,377,353
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  13

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Software (continued)
Salesforce Software Company	2.70%	7-15-2041	$1,516,000	$ 1,546,649
Salesforce Software Company	3.05	7-15-2061	1,178,000	1,226,648
VMware Incorporated	0.60	8-15-2023	8,413,000	8,422,275
VMware Incorporated	1.00	8-15-2024	5,891,000	5,915,769
VMware Incorporated	1.40	8-15-2026	6,732,000	6,723,565
VMware Incorporated	1.80	8-15-2028	3,700,000	3,662,996
VMware Incorporated	3.90	8-21-2027	709,000	794,412
VMware Incorporated	4.70	5-15-2030	3,405,000	4,068,299
				53,545,253
Technology hardware, storage & peripherals: 0.69%
Apple Incorporated	1.40	8-5-2028	6,801,000	6,781,904
Apple Incorporated	1.70	8-5-2031	5,099,000	5,046,619
Apple Incorporated	2.38	2-8-2041	1,698,000	1,666,649
Apple Incorporated	2.55	8-20-2060	3,977,000	3,741,291
Apple Incorporated	2.65	5-11-2050	4,185,000	4,148,012
Apple Incorporated	2.65	2-8-2051	4,245,000	4,202,849
Apple Incorporated	2.70	8-5-2051	3,052,000	3,038,670
Apple Incorporated	2.80	2-8-2061	1,698,000	1,697,221
Apple Incorporated	2.85	8-5-2061	1,699,000	1,696,017
HP Incorporated	2.20	6-17-2025	5,458,000	5,660,593
				37,679,825
Materials: 0.32%
Chemicals: 0.32%
LYB International Finance III Company	3.38	10-1-2040	5,077,000	5,367,847
LYB International Finance III Company	3.63	4-1-2051	3,323,000	3,608,180
Westlake Chemical Corporation	3.13	8-15-2051	4,852,000	4,700,767
Westlake Chemical Corporation	3.60	8-15-2026	1,854,000	2,046,350
Westlake Chemical Corporation	4.38	11-15-2047	1,765,000	2,058,778
				17,781,922
Real estate: 1.57%
Equity REITs: 1.46%
Agree LP	2.00	6-15-2028	3,700,000	3,709,987
Agree LP	2.60	6-15-2033	875,000	885,452
American Tower Corporation	1.60	4-15-2026	3,422,000	3,456,959
American Tower Corporation	2.70	4-15-2031	1,209,000	1,253,953
Brixmor Operating Partnership	2.25	4-1-2028	1,187,000	1,211,772
Brixmor Operating Partnership	2.50	8-16-2031	2,048,000	2,058,803
Crown Castle International Corporation	1.05	7-15-2026	5,086,000	5,012,474
Crown Castle International Corporation	2.10	4-1-2031	9,400,000	9,204,759
Crown Castle International Corporation	2.50	7-15-2031	3,717,000	3,771,057
Crown Castle International Corporation	2.90	4-1-2041	2,374,000	2,331,680
Crown Castle International Corporation	4.00	3-1-2027	849,000	953,179
Federal Realty Investment Trust	3.95	1-15-2024	2,348,000	2,513,712
Mid-America Apartments LP	3.95	3-15-2029	1,707,000	1,945,601
Mid-America Apartments LP	4.00	11-15-2025	2,079,000	2,305,285
Mid-America Apartments LP	4.30	10-15-2023	1,741,000	1,861,468
Regency Centers LP	2.95	9-15-2029	3,691,000	3,920,757
Rexford Industrial Realty Trust Company	2.15	9-1-2031	1,875,000	1,842,435
Spirit Realty LP	2.10	3-15-2028	3,379,000	3,394,988
Spirit Realty LP	2.70	2-15-2032	1,863,000	1,876,081
See accompanying notes to portfolio of investments

14  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Equity REITs (continued)
Spirit Realty LP	3.20%	2-15-2031	$2,355,000	$ 2,500,291
Spirit Realty LP	3.40	1-15-2030	2,045,000	2,194,293
Spirit Realty LP	4.00	7-15-2029	979,000	1,098,668
Spirit Realty LP	4.45	9-15-2026	227,000	255,683
Store Capital Corporation	2.75	11-18-2030	3,006,000	3,061,147
Store Capital Corporation	4.50	3-15-2028	6,411,000	7,285,844
Store Capital Corporation	4.63	3-15-2029	2,166,000	2,484,043
VEREIT Operating Partnership LP	2.20	6-15-2028	1,819,000	1,862,207
VEREIT Operating Partnership LP	2.85	12-15-2032	2,461,000	2,603,762
VEREIT Operating Partnership LP	3.40	1-15-2028	1,802,000	1,967,750
Vornado Realty LP	3.40	6-1-2031	1,213,000	1,267,307
				80,091,397
Real estate management & development: 0.11%
Essex Portfolio LP	1.70	3-1-2028	4,445,000	4,426,471
Essex Portfolio LP	2.55	6-15-2031	1,750,000	1,797,886
				6,224,357
Utilities: 2.43%
Electric utilities: 1.72%
Duke Energy Progress LLC	2.50	8-15-2050	2,547,000	2,392,135
Duke Energy Progress LLC	2.55	6-15-2031	6,749,000	6,940,137
Duke Energy Progress LLC	3.50	6-15-2051	1,014,000	1,069,533
Entergy Arkansas LLC	2.65	6-15-2051	2,270,000	2,191,930
Evergy Incorporated	2.45	9-15-2024	3,171,000	3,313,555
Evergy Incorporated	2.90	9-15-2029	2,253,000	2,407,230
Evergy Kansas Central Incorporated	3.45	4-15-2050	2,261,000	2,486,669
Eversource Energy	1.40	8-15-2026	2,563,000	2,568,466
FirstEnergy Corporation 144A	2.75	3-1-2032	2,772,000	2,882,608
Interstate Power & Light Company	3.50	9-30-2049	1,300,000	1,443,313
ITC Holdings Corporation	2.70	11-15-2022	3,431,000	3,517,820
Metropolitan Edison Company 144A	4.30	1-15-2029	3,795,000	4,275,999
Mid-American Energy Company	2.70	8-1-2052	2,192,000	2,153,897
Mid-Atlantic Interstate Transmission LLC 144A	4.10	5-15-2028	514,000	582,872
Mississippi Power Company	3.10	7-30-2051	3,032,000	3,133,392
Mississippi Power Company	3.95	3-30-2028	4,185,000	4,733,664
Mississippi Power Company	4.25	3-15-2042	1,161,000	1,394,831
NextEra Energy Capital Company	1.90	6-15-2028	3,379,000	3,426,502
Northern States Power Company	3.20	4-1-2052	1,707,000	1,871,273
Pacific Gas & Electric Company	2.10	8-1-2027	4,956,000	4,794,085
Pacific Gas & Electric Company	3.50	8-1-2050	635,000	572,231
Pacific Gas & Electric Company	3.95	12-1-2047	3,781,000	3,584,770
Pacific Gas & Electric Company	4.20	6-1-2041	1,464,000	1,432,287
Pacific Gas & Electric Company	4.50	7-1-2040	866,000	873,848
Pacific Gas & Electric Company	4.75	2-15-2044	849,000	863,970
Pacific Gas & Electric Company	4.95	7-1-2050	2,547,000	2,695,910
PacifiCorp Electric Service Company	2.90	6-15-2052	2,183,000	2,180,234
Pennsylvania Electric Company 144A	3.25	3-15-2028	1,438,000	1,531,507
Public Service Company of Colorado	1.88	6-15-2031	3,890,000	3,896,799
Public Service Company of Oklahoma	2.20	8-15-2031	2,562,000	2,575,695
Public Service Company of Oklahoma	3.15	8-15-2051	1,710,000	1,750,648
Public Service Electric and Gas Company	1.90	8-15-2031	3,386,000	3,384,995
Public Service Electric and Gas Company	2.05	8-1-2050	702,000	622,711
Public Service Electric and Gas Company	2.70	5-1-2050	3,769,000	3,764,063
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  15

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric utilities (continued)
Southern California Edison Company	4.13%	3-1-2048	$1,897,000	$ 2,051,270
Trans-Allegheny Interstate Line Company 144A	3.85	6-1-2025	1,196,000	1,297,951
Virginia Electric & Power Company	2.45	12-15-2050	2,478,000	2,309,286
Wisconsin Electric Power	1.70	6-15-2028	1,544,000	1,547,326
				94,515,412
Gas utilities: 0.14%
Baltimore Gas & Electric Gas Company	2.25	6-15-2031	2,530,000	2,583,144
Piemont Natural Gas Company	2.50	3-15-2031	2,547,000	2,609,017
Southern Company Gas Capital Corporation	1.75	1-15-2031	2,668,000	2,578,472
				7,770,633
Independent power & renewable electricity producers: 0.07%
AES Corporation	1.38	1-15-2026	3,656,000	3,635,443
Multi-utilities: 0.50%
Black Hills Corporation	3.88	10-15-2049	1,525,000	1,651,329
Consumers Energy Company	2.50	5-1-2060	1,438,000	1,319,457
Consumers Energy Company	2.65	8-15-2052	1,864,000	1,827,365
Dominion Energy Incorporated	1.45	4-15-2026	2,143,000	2,161,128
Dominion Energy Incorporated	2.25	8-15-2031	3,415,000	3,448,278
Dominion Energy Incorporated	3.30	4-15-2041	1,369,000	1,460,789
DTE Energy Company	1.05	6-1-2025	1,776,000	1,772,188
DTE Energy Company	2.95	3-1-2030	2,270,000	2,404,663
DTE Energy Company	2.95	3-1-2050	3,751,000	3,904,167
Public Service Enterprise Group	1.60	8-15-2030	1,100,000	1,052,401
WEC Energy Group Incorporated	0.80	3-15-2024	4,289,000	4,309,968
WEC Energy Group Incorporated	1.38	10-15-2027	2,461,000	2,431,940
				27,743,673
Total Corporate bonds and notes (Cost $1,341,508,848)				1,374,151,738
Municipal obligations: 0.43%
Nevada: 0.10%
Airport revenue: 0.10%
Clark County NV Airport Authority Build America Bonds Series C	6.82	7-1-2045	3,365,000	5,341,787
New York: 0.14%
Airport revenue: 0.14%
Port Authority of New York & New Jersey Consolidated Bonds Series 174	4.46	10-1-2062	5,505,000	7,565,889
Ohio: 0.05%
Education revenue: 0.05%
Ohio State University General Receipts Taxable Bonds Series A	4.80	6-1-2111	1,957,000	2,917,727
Texas: 0.14%
Education revenue: 0.03%
University of Texas Financing System Bond Series B	2.44	8-15-2049	1,695,000	1,663,585
See accompanying notes to portfolio of investments

16  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation revenue: 0.11%
North Texas Tollway Authority	6.72%	1-1-2049	$3,609,000	$ 6,107,901
Total Municipal obligations (Cost $17,169,438)				23,596,889
Non-agency mortgage-backed securities: 4.00%
Angel Oak Mortgage Trust Series 2019-2 Class A1 144A±±	3.63	3-25-2049	812,068	820,277
Angel Oak Mortgage Trust Series 2020-2 Class A1 144A±±	2.53	1-26-2065	2,902,969	2,947,406
Angel Oak Mortgage Trust Series 2020-5 Class A1 144A±±	1.37	5-25-2065	1,428,740	1,435,518
Barclays Commercial Mortgage Series 2019-C3 ClassA3	3.32	5-15-2052	585,000	642,221
Benchmark Mortgage Trust Series 2021-B28 Class A5 ±±	2.22	8-15-2054	3,359,000	3,430,695
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1 144A	2.88	7-25-2049	2,918,999	2,960,960
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1 144A	2.72	11-25-2059	3,075,842	3,114,442
CD Commercial Mortgage Trust Series 2019-CD8 Class A4	2.91	8-15-2057	2,221,000	2,384,578
CFCRE Commercial Mortgage Trust Series 2017-C8 Class ASB	3.37	6-15-2050	1,631,000	1,746,429
Colt Funding LLC Series 2019-4 Class A1 144A±±	2.58	11-25-2049	1,666,077	1,668,846
Colt Funding LLC Series 2021-2 Series A1 144A±±	0.92	8-25-2066	4,644,852	4,638,672
Commercial Mortgage Pass-Through Certificate Series 2015-LC21 Class A4	3.71	7-10-2048	1,629,000	1,776,761
Commercial Mortgage Trust Series 2013-CR10 Class A4 ±±	4.21	8-10-2046	89,000	94,617
Commercial Mortgage Trust Series 2013-CR11 Class A4	4.26	8-10-2050	10,048,000	10,736,035
Commercial Mortgage Trust Series 2013-CR6 Class A4	3.10	3-10-2046	8,286,000	8,481,371
Commercial Mortgage Trust Series 2014-UBS4 Class A4	3.42	8-10-2047	4,178,000	4,395,800
Commercial Mortgage Trust Series 2015-LC23 Class A3	3.52	10-10-2048	1,982,000	2,114,991
CSAIL Commercial Mortgage Trust Series 2015-C2 Class A4	3.50	6-15-2057	2,484,176	2,686,076
CSAIL Commercial Mortgage Trust Series 2015-C4 Class A4	3.81	11-15-2048	1,875,200	2,062,089
CSAIL Commercial Mortgage Trust Series 2019-C16 Class A3	3.33	6-15-2052	4,640,000	5,098,561
CSAIL Commercial Mortgage Trust Series 2019-C17 Class A4	2.76	9-15-2052	2,357,000	2,495,854
CSAIL Commercial Mortgage Trust Series 2021-C20 Class A3	2.80	3-15-2054	1,257,000	1,342,186
GCAT Series 2019-NQM1 Class A1 144A	2.99	2-25-2059	988,516	992,413
General Motors GFORT 2019-2 Class A 144A	2.90	4-15-2026	4,364,000	4,624,198
Goldman Sachs Mortgage Securities Trust Series 2013-GC14 Class A5	4.24	8-10-2046	2,275,000	2,414,163
Goldman Sachs Mortgage Securities Trust Series 2014-GC18 Class A4	4.07	1-10-2047	5,471,323	5,840,851
Goldman Sachs Mortgage Securities Trust Series 2020-GSA2 Class A4	1.72	12-12-2053	4,416,000	4,350,235
Impact Funding LLC Series 2010-1 Class A1 144A	5.31	1-25-2051	5,797,378	6,175,314
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  17

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
JPMDB Commercial Mortgage Securities Series 2013-C12 Class A5	3.66%	7-15-2045	$3,316,000	$ 3,465,214
JPMDB Commercial Mortgage Securities Series 2014-C23 Class A4	3.67	9-15-2047	1,746,083	1,858,197
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16 Class A4	4.17	12-15-2046	4,973,000	5,304,367
JPMorgan Chase Commercial Mortgage Securities Trust Series 2015-C28 Class A3	2.91	10-15-2048	9,226,619	9,563,407
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3 Class A3	3.39	12-15-2049	1,998,000	2,174,339
Mello Warehouse Securitization Trust Series 2020-2 Class A (1 Month LIBOR +0.80%) 144A±	0.88	11-25-2053	5,688,000	5,695,813
Mello Warehouse Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.70%) 144A±	0.79	2-25-2055	1,606,000	1,606,000
Mello Warehouse Securitization Trust Series 2021-2 Class A (1 Month LIBOR +0.75%) 144A±	0.83	4-25-2055	4,340,000	4,343,455
MFRA Trust Series 2021-NQM2 Class A1 144A±±	1.03	11-25-2064	2,839,640	2,836,578
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5 Class A4	3.18	8-15-2045	1,145,000	1,159,770
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20 Class A4	3.25	2-15-2048	800,041	854,356
Morgan Stanley Capital International Trust Series 2020-HR8 Class A3	1.79	7-15-2053	3,163,000	3,145,652
MSG III Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	0.84	6-25-2054	2,680,000	2,676,667
New Residential Mortgage Loan Trust Series 2019-NQM4 Class A1 144A±±	2.49	9-25-2059	1,802,558	1,816,242
NewRez WareHouse Securitization Series 2021-1 Class A (1 Month LIBOR +0.75%) 144A±	0.83	5-25-2055	11,283,000	11,308,826
Starwood Mortgage Residential Trust Series 2020-1 Class A1 144A±±	2.28	2-25-2050	3,675,593	3,712,330
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1 144A±±	1.03	11-25-2055	2,810,071	2,808,020
Starwood Mortgage Residential Trust Series 2020-INV3 Class A1 144A±±	1.49	4-25-2065	3,530,609	3,549,414
Starwood Mortgage Residential Trust Series 2021-1 Class A1 144A±±	1.22	5-25-2065	2,996,644	3,004,976
Verizon Master Trust Series 2021-1 Class A	0.50	5-20-2027	8,833,000	8,848,187
Verus Securitization Trust Series 2019-2 Class A1 144A±±	2.91	7-25-2059	2,023,219	2,046,862
Verus Securitization Trust Series 2019-3 Class A1 144A±±	2.69	11-25-2059	1,551,083	1,572,642
Verus Securitization Trust Series 2019-3 Class A1 144A	2.78	7-25-2059	2,972,044	2,991,096
Verus Securitization Trust Series 2019-4 Class A1 144A	2.64	11-25-2059	4,556,735	4,625,443
Verus Securitization Trust Series 2020-1 Class A1 144A	2.42	1-25-2060	1,165,369	1,180,556
Verus Securitization Trust Series 2020-2 Class A1 144A±±	2.23	5-25-2060	4,142,947	4,168,849
Verus Securitization Trust Series 2020-5 Class A1 144A	1.22	5-25-2065	1,201,609	1,205,292
Verus Securitization Trust Series 2021-1 Class A1 144A±±	0.82	1-25-2066	3,820,550	3,817,316
Verus Securitization Trust Series 2021-2 Class A1 144A±±	1.03	2-25-2066	6,456,422	6,449,160
Verus Securitization Trust Series 2021-3 Class A1 144A±±	1.05	6-25-2066	4,427,959	4,433,216
Verus Securitization Trust Series 2021-4 Class A1 144A±±	0.94	7-25-2066	4,519,357	4,514,074
See accompanying notes to portfolio of investments

18  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2021-R1 Class A1 144A±±	0.82%	10-25-2063	$4,553,016	$ 4,551,964
Verus Securitization Trust Series 2021-R3 Class A1 144A±±	1.02	4-25-2064	4,119,981	4,104,679
Visio Trust Series 2020-1R Class A1 144A	1.31	11-25-2055	3,220,179	3,234,084
Total Non-agency mortgage-backed securities (Cost $219,241,301)				220,098,602
U.S. Treasury securities: 34.77%
U.S. Treasury Bond	1.13	5-15-2040	87,097,000	77,591,179
U.S. Treasury Bond	1.13	8-15-2040	61,545,000	54,635,612
U.S. Treasury Bond	1.38	11-15-2040	98,406,000	91,087,054
U.S. Treasury Bond	1.38	8-15-2050	30,117,000	26,342,963
U.S. Treasury Bond	1.63	11-15-2050	31,350,000	29,168,971
U.S. Treasury Bond	1.75	8-15-2041	62,156,000	61,175,101
U.S. Treasury Bond	1.88	2-15-2041	18,046,000	18,184,165
U.S. Treasury Bond	2.50	2-15-2045	15,047,000	16,762,711
U.S. Treasury Note	0.13	5-31-2022	41,032,000	41,048,028
U.S. Treasury Note	0.13	9-30-2022	29,297,000	29,308,444
U.S. Treasury Note ##	0.13	10-31-2022	60,227,000	60,236,410
U.S. Treasury Note	0.13	12-31-2022	74,138,000	74,129,312
U.S. Treasury Note	0.13	3-31-2023	480,000	479,756
U.S. Treasury Note	0.13	5-31-2023	40,525,000	40,490,174
U.S. Treasury Note	0.13	7-31-2023	12,697,000	12,682,121
U.S. Treasury Note	0.13	8-31-2023	50,080,000	49,999,794
U.S. Treasury Note	0.13	9-15-2023	12,604,000	12,578,398
U.S. Treasury Note	0.13	1-15-2024	75,934,000	75,643,316
U.S. Treasury Note	0.25	5-15-2024	4,820,000	4,807,009
U.S. Treasury Note	0.25	8-31-2025	34,276,000	33,768,554
U.S. Treasury Note	0.25	10-31-2025	61,838,000	60,806,561
U.S. Treasury Note	0.38	4-15-2024	6,749,000	6,755,854
U.S. Treasury Note	0.38	7-15-2024	42,849,000	42,842,305
U.S. Treasury Note	0.38	8-15-2024	87,130,000	87,061,930
U.S. Treasury Note ##	0.38	11-30-2025	69,398,000	68,546,791
U.S. Treasury Note	0.38	12-31-2025	52,737,000	52,042,767
U.S. Treasury Note	0.38	1-31-2026	47,290,000	46,619,442
U.S. Treasury Note	0.50	2-28-2026	73,816,000	73,147,043
U.S. Treasury Note	0.50	8-31-2027	46,306,000	45,121,217
U.S. Treasury Note	0.63	7-31-2026	19,475,000	19,341,109
U.S. Treasury Note ##	0.75	5-31-2026	52,745,000	52,759,423
U.S. Treasury Note ##	0.75	8-31-2026	124,722,000	124,575,841
U.S. Treasury Note	0.75	1-31-2028	26,543,000	26,118,934
U.S. Treasury Note	0.88	6-30-2026	18,043,000	18,143,082
U.S. Treasury Note	1.00	7-31-2028	8,480,000	8,437,600
U.S. Treasury Note	1.13	8-31-2028	12,553,000	12,586,344
U.S. Treasury Note	1.25	8-15-2031	64,048,000	63,717,753
U.S. Treasury Note	1.50	11-30-2024	36,672,000	37,908,248
U.S. Treasury Note	1.75	11-30-2021	5,241,000	5,262,943
U.S. Treasury Note	1.75	2-28-2022	3,579,000	3,608,918
U.S. Treasury Note	1.88	2-28-2022	62,004,000	62,565,911
U.S. Treasury Note	2.00	2-15-2022	45,444,000	45,845,185
U.S. Treasury Note	2.00	8-15-2051	29,711,000	30,240,227
U.S. Treasury Note	2.13	5-15-2025	42,995,000	45,452,097
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  19

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities (continued)
U.S. Treasury Note	2.25%	5-15-2041	$27,931,000	$ 29,886,170
U.S. Treasury Note	2.38	5-15-2051	28,262,000	31,211,846
Total U.S. Treasury securities (Cost $1,913,601,042)				1,910,724,613
Yankee corporate bonds and notes: 4.54%
Communication services: 0.04%
Wireless telecommunication services: 0.04%
Telefonica Emisiones SA	5.52	3-1-2049	1,423,000	1,876,792
Energy: 0.64%
Oil, gas & consumable fuels: 0.64%
Aker BP ASA 144A	4.00	1-15-2031	2,343,000	2,579,387
Equinor ASA	3.25	11-18-2049	1,248,000	1,349,771
Galaxy Pipeline Assets Company 144A	1.75	9-30-2027	5,444,000	5,529,548
Galaxy Pipeline Assets Company 144A	2.16	3-31-2034	3,823,000	3,804,956
Galaxy Pipeline Assets Company 144A	2.63	3-31-2036	2,354,000	2,351,548
Galaxy Pipeline Assets Company 144A	2.94	9-30-2040	990,000	1,005,526
Oleoducto Central SA 144A	4.00	7-14-2027	1,879,000	1,940,068
Petroleos del Peru 144A	5.63	6-19-2047	2,568,000	2,678,437
Petroleos Mexicanos Company	2.38	4-15-2025	1,451,600	1,499,109
Petroleos Mexicanos Company	2.46	12-15-2025	3,629,250	3,777,224
Qatar Petroleum 144A	2.25	7-12-2031	4,252,000	4,287,564
Qatar Petroleum 144A	3.13	7-12-2041	1,316,000	1,354,201
Qatar Petroleum 144A	3.30	7-12-2051	3,083,000	3,184,122
				35,341,461
Financials: 2.78%
Banks: 1.03%
ANZ New Zealand International Limited 144A	1.25	6-22-2026	5,089,000	5,108,820
Barclays plc (1 Year Treasury Constant Maturity +0.80%) ±	1.01	12-10-2024	6,680,000	6,709,855
DNB Bank ASA (1 Year Treasury Constant Maturity +0.72%) 144A±	1.54	5-25-2027	4,471,000	4,496,333
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.55%) ±	0.95	7-19-2025	10,076,000	10,112,893
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.75%) ±	1.54	7-20-2027	9,952,000	10,015,485
Mitsubishi UFJ Financial Group (1 Year Treasury Constant Maturity +0.95%) ±	2.31	7-20-2032	5,205,000	5,251,535
Societe Generale (1 Year Treasury Constant Maturity +1.30%) 144A±	2.89	6-9-2032	3,936,000	4,013,940
Societe Generale (5 Year Treasury Constant Maturity +3.00%) 144A±	3.65	7-8-2035	3,277,000	3,427,763
Swedish Export Credit Corporation	0.75	4-6-2023	7,176,000	7,234,915
				56,371,539
Capital markets: 0.60%
Antares Holdings LP 144A	3.95	7-15-2026	1,548,000	1,654,053
Credit Suisse Group AG (U.S. SOFR +1.73%) 144A±	3.09	5-14-2032	4,458,000	4,650,043
Macquarie Group Limited (U.S. SOFR +0.91%) 144A±	1.63	9-23-2027	7,598,000	7,630,733
Nomura Holdings Incorporated	1.65	7-14-2026	8,428,000	8,435,913
See accompanying notes to portfolio of investments

20  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Capital markets (continued)
Nomura Holdings Incorporated	2.17%	7-14-2028	$6,767,000	$ 6,765,919
Nomura Holdings Incorporated	2.61	7-14-2031	3,823,000	3,862,873
				32,999,534
Consumer finance: 0.15%
NTT Finance Corporation 144A	1.16	4-3-2026	8,318,000	8,313,518
Diversified financial services: 0.85%
DAE Funding LLC 144A	2.63	3-20-2025	2,764,000	2,818,252
DH Europe Finance II	2.05	11-15-2022	2,703,000	2,760,697
DH Europe Finance II	2.20	11-15-2024	4,653,000	4,856,913
DH Europe Finance II	2.60	11-15-2029	3,448,000	3,630,632
Enel Finance International NV 144A	1.38	7-12-2026	2,647,000	2,654,373
GE Capital International Funding Company	4.42	11-15-2035	7,287,000	8,845,036
Lundin Energy Finance Company 144A	2.00	7-15-2026	8,775,000	8,843,197
Lundin Energy Finance Company 144A	3.10	7-15-2031	6,603,000	6,699,630
Trust Fibrauno 144A	5.25	1-30-2026	2,605,000	2,918,772
Trust Fibrauno 144A	6.39	1-15-2050	2,091,000	2,541,192
				46,568,694
Insurance: 0.15%
Athene Holding Limited	3.50	1-15-2031	1,282,000	1,394,852
Athene Holding Limited	4.13	1-12-2028	2,405,000	2,701,493
Enstar Group Limited	3.10	9-1-2031	4,272,000	4,264,765
				8,361,110
Health care: 0.48%
Health care equipment & supplies: 0.10%
Steris plc	3.75	3-15-2051	4,752,000	5,205,101
Pharmaceuticals: 0.38%
Astrazeneca plc	3.00	5-28-2051	1,733,000	1,843,021
Shire Acquisitions Investments Ireland Designated Activity Company	2.88	9-23-2023	3,526,000	3,681,736
Takeda Pharmaceutical	2.05	3-31-2030	6,397,000	6,379,235
Takeda Pharmaceutical	3.18	7-9-2050	5,760,000	5,964,209
Takeda Pharmaceutical	4.40	11-26-2023	2,956,000	3,192,665
				21,060,866
Industrials: 0.08%
Transportation infrastructure: 0.08%
Adani Ports & Special Company 144A	3.00	2-16-2031	1,432,000	1,405,093
Adani Ports & Special Company 144A	4.20	8-4-2027	2,984,000	3,166,521
				4,571,614
Information technology: 0.21%
Semiconductors & semiconductor equipment: 0.21%
NXP BV 144A	3.15	5-1-2027	1,689,000	1,814,865
NXP BV 144A	3.25	5-11-2041	1,854,000	1,989,312
NXP BV 144A	3.88	6-18-2026	6,768,000	7,498,741
				11,302,918
See accompanying notes to portfolio of investments

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Portfolio of investments—August 31, 2021 (unaudited)

	Interest rate	Maturity date	Principal	Value
Materials: 0.16%
Metals & mining: 0.16%
Teck Resources Limited	3.90%	7-15-2030	$1,525,000	$ 1,662,249
Teck Resources Limited	5.20	3-1-2042	2,001,000	2,403,161
Teck Resources Limited	6.13	10-1-2035	1,733,000	2,235,811
Teck Resources Limited	6.25	7-15-2041	1,949,000	2,594,888
				8,896,109
Real estate: 0.05%
Equity REITs: 0.05%
Scentre Group Trust 144A	3.63	1-28-2026	2,677,000	2,924,846
Utilities: 0.10%
Electric utilities: 0.10%
Comision Federal de Electricidad SA de CV Company 144A	3.88	7-26-2033	5,624,000	5,636,710
Total Yankee corporate bonds and notes (Cost $242,756,712)				249,430,812
Yankee government bonds: 1.06%
Italy Government International Bond	3.88	5-6-2051	2,511,000	2,820,812
Japan Bank for International Cooperation	1.75	10-17-2024	4,732,000	4,898,100
Republic of Chile	2.55	7-27-2033	2,389,000	2,431,309
Republic of Colombia	3.25	4-22-2032	1,398,000	1,364,252
Republic of Colombia	3.88	2-15-2061	1,360,000	1,189,905
Republic of Paraguay 144A	2.74	1-29-2033	1,540,000	1,522,290
Republic of Paraguay 144A	5.40	3-30-2050	2,899,000	3,461,406
Republic of Peru	2.39	1-23-2026	3,544,000	3,664,957
Republic of Peru	2.78	1-23-2031	11,523,000	11,771,782
Republic of Peru	3.30	3-11-2041	3,005,000	3,042,713
United Mexican States	3.75	4-19-2071	4,678,000	4,363,592
United Mexican States	3.77	5-24-2061	1,076,000	1,025,901
United Mexican States	4.28	8-14-2041	6,718,000	7,187,857
United Mexican States	4.50	4-22-2029	7,020,000	8,031,863
United Mexican States	4.75	3-8-2044	1,230,000	1,384,353
Total Yankee government bonds (Cost $55,348,295)				58,161,092

		Yield	Shares
Short-term investments: 0.93%
Investment companies: 0.93%
Wells Fargo Government Money Market Fund Select Class ♠∞##		0.03	51,305,140	51,305,140
Total Short-term investments (Cost $51,305,140)				51,305,140
Total investments in securities (Cost $5,851,593,774)	107.79%			5,924,006,895
Other assets and liabilities, net	(7.79)			(428,378,361)
Total net assets	100.00%			$5,495,628,534

See accompanying notes to portfolio of investments

22  |  Wells Fargo Core Bond Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±	The coupon of the security is adjusted based on the principal and interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
##	All or a portion of this security is segregated for when-issued securities.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
%%	The security is purchased on a when-issued basis.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Wells Fargo Government Money Market Fund Select Class	$270,350,377	$1,005,270,663	$(1,224,315,900)	$0	$0	$51,305,140	51,305,140	$6,761
See accompanying notes to portfolio of investments

Wells Fargo Core Bond Portfolio  |  23

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Portfolio are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Portfolio may purchase securities on a forward commitment or when-issued basis. The Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio's commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated

24  |  Wells Fargo Core Bond Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$1,573,826,314	$0	$1,573,826,314
Asset-backed securities	0	462,711,695	0	462,711,695
Corporate bonds and notes	0	1,374,151,738	0	1,374,151,738
Municipal obligations	0	23,596,889	0	23,596,889
Non-agency mortgage-backed securities	0	220,098,602	0	220,098,602
U.S. Treasury securities	1,910,724,613	0	0	1,910,724,613
Yankee corporate bonds and notes	0	249,430,812	0	249,430,812
Yankee government bonds	0	58,161,092	0	58,161,092
Short-term investments
Investment companies	51,305,140	0	0	51,305,140
Total assets	$1,962,029,753	$3,961,977,142	$0	$5,924,006,895
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

Wells Fargo Core Bond Portfolio  |  25